SHARE OPTIONS (Summary of Range of Prices of Stock Options) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
Outstanding
Number of options	2,000,000
Weighted average contractual life remaining (years)	3 years 11 months 26 days	4 years 11 months 23 days
Class A Ordinary shares [Member]
Outstanding
Number of options	40,017,505	40,506,672	46,914,672	44,814,672
Exercisable
Number of options	24,123,755	17,275,422
Weighted average exercise price | $ / shares			$ 0.19
Class A Ordinary shares [Member] | US$0.12-US$0.99 [Member]
Outstanding
Number of options	39,897,505	40,356,672
Weighted average exercise price | $	$ 0.26	$ 0.25
Weighted average contractual life remaining (years)	3 years 11 months 26 days	5 years
Exercisable
Number of options	24,003,755	17,125,422
Weighted average exercise price | $ / shares	$ 0.33	$ 0.4
Weighted average contractual life remaining (years)	3 years 4 months 17 days	4 years 9 months 10 days
Class A Ordinary shares [Member] | US$1.00-US$1.29 [Member]
Outstanding
Number of options	120,000	150,000
Weighted average exercise price | $	$ 1.1	$ 1.14
Weighted average contractual life remaining (years)	1 year 11 months 15 days	2 years 4 months 17 days
Exercisable
Number of options	120,000	150,000
Weighted average exercise price | $ / shares	$ 1.1	$ 3.76
Weighted average contractual life remaining (years)	1 year 11 months 15 days	2 years 4 months 9 days
American depositary share [Member]
Outstanding
Number of options	2,000,876	2,025,334	2,345,734	2,240,734
Exercisable
Number of options	1,206,188	863,771
Weighted average exercise price | $ / shares			$ 3.8
American depositary share [Member] | US$2.40-US$19.80 [Member]
Outstanding
Number of options	1,994,876	2,017,834
Weighted average exercise price | $	$ 5.2	$ 5
Weighted average contractual life remaining (years)	3 years 11 months 26 days	5 years
Exercisable
Number of options	1,200,188	856,271
Weighted average exercise price | $ / shares	$ 6.56	$ 8
Weighted average contractual life remaining (years)	3 years 4 months 17 days	4 years 9 months 10 days
American depositary share [Member] | US$20.00-US$25.80 [Member]
Outstanding
Number of options	6,000	7,500
Weighted average exercise price | $	$ 22.05	$ 22.8
Weighted average contractual life remaining (years)	1 year 11 months 15 days	2 years 4 months 17 days
Exercisable
Number of options	6,000	7,500
Weighted average exercise price | $ / shares	$ 22.05	$ 22.8
Weighted average contractual life remaining (years)	1 year 11 months 15 days	3 years 4 months 17 days